Form N-1A Cover	Aug. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ALPS SERIES TRUST
Entity Central Index Key	0001558107
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 28, 2025
Prospectus Date	Jan. 28, 2025